Debt (Details) - USD ($)												1 Months Ended		3 Months Ended			7 Months Ended	12 Months Ended
	Mar. 31, 2025	Feb. 20, 2025	Jan. 08, 2025	Dec. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 09, 2024	Jun. 30, 2024	May 17, 2024	Dec. 31, 2023	Oct. 06, 2023	Jun. 30, 2024	May 17, 2024	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Sep. 22, 2025	Dec. 31, 2024	Dec. 31, 2023	May 15, 2024
Debt [Line Items]
Late charge percentage				12.00%														12.00%
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001						$ 0.0001				$ 0.0001				$ 0.0001	$ 0.0001
Weighted average price per share (in Dollars per share)											$ 6
Principal balance outstanding								8.00%	8.00%			8.00%	8.00%
Total default interest					$ 660,292			$ 165,233						$ 660,292
Debt issuance costs						$ 95,000				$ 3,088,883				347,055				$ 382,212	$ 3,088,884
Amortization expense														271,960				1,042,141	42,901
Amortization expense														434,128
Debt discount														448,413				753,904	49,433
Loan agreement																				$ 1,500,000
outstanding balances on floor plan	$ 660,000			$ 1,212,000										660,000				1,212,000
Financing interest expense																		68,057
Interest expense														$ 1,136,606				3,459,439	$ 561,095
December 2023 Convertible Note [Member]
Debt [Line Items]
Loan principal amount											$ 15,819,209
Prime Interest rate plus											5.00%
Bear interest rate											8.00%
Late charge percentage											12.00%
Conversion price per share (in Dollars per share)											$ 10
Weighted average price per share (in Dollars per share)														$ 6
Issue equity price per share (in Dollars per share)	$ 10													$ 10
Lender’s conversion rate														115.00%
Redemption percentage														20.00%
Total default interest															$ 165,233
Original issue discount														$ 2,119,209
Principal amount of convertible note	$ 17,497,739			16,644,699										17,497,739				16,644,699
Debt discount														2,966,525				3,419,065
August 2024 Convertible Note [Member]
Debt [Line Items]
Loan principal amount							$ 1,154,681
Original issue discount														154,681
Debt issuance costs														95,000
Principal amount of convertible note	1,253,475			1,192,165										1,253,475				1,192,165
Debt discount														187,836				331,867
January 2025 Convertible Note [Member]
Debt [Line Items]
Loan principal amount			$ 1,724,100
Original issue discount														154,681
Debt issuance costs														35,000
Accrued interest	0			569,419
Principal amount of convertible note	$ 1,804,606			$ 0										1,804,606				0
Debt discount														162,538				0
Loan Agreement [Member]
Debt [Line Items]
Interest rate																				3.00%
Floor Plan Payable [Member]
Debt [Line Items]
Financing interest expense														21,195
Interest expense														0
Business Loan and Security Agreement [Member]
Debt [Line Items]
Loan principal amount		$ 1,575,000
Interest expense																$ 0
Business Loan and Security Agreement [Member] | Forecast [Member]
Debt [Line Items]
Aggregate repaid amount																	$ 74,550
Agile Loan [Member]
Debt [Line Items]
Accrued interest		661,500
Interest expense														120,554
Administrative agent fee		$ 75,000
Outstanding loan														1,397,354				$ 0
Securities Purchase Agreement [Member] | December 2023 Convertible Note [Member]
Debt [Line Items]
Debt issuance costs														$ 3,088,883
Common Stock [Member]
Debt [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001													$ 0.0001
Common stock conversion rate														4.99%
Common Stock [Member] | December 2023 Convertible Note [Member]
Debt [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Common stock conversion rate														4.99%